Share-based payments - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Jun. 30, 2020 shares £ / shares
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Number, Beginning Balance | shares	701,272	391,817	621,755	947,948
Number, Forfeited | shares	(20,823)	(8,445)	(57,329)	(72,526)
Number, Exercised | shares	(58,694)	(136,709)	(172,609)	(174,150)
Number, Ending Balance | shares	621,755	246,663	391,817	701,272
Number, Number of options exercisable at end of year / period | shares	519,442	246,663	391,817	519,442
Weighted average exercise price pence, Beginning Balance | £ / shares	£ 559.7	£ 726.5	£ 507.9	£ 640.1
Weighted average exercise price pence, Forfeited | £ / shares	1,500.1	843.9	727.3	1,259.1
Weighted average exercise price pence, Exercised | £ / shares	774	697.6	753.5	706.4
Weighted average exercise price pence, Ending Balance | £ / shares	507.9	738.5	726.5	559.7
Weighted average exercise price pence, Number of options exercisable at end of year / period | £ / shares	£ 703.1	£ 738.5	£ 726.5	£ 661.7